Related Party Transactions (Details) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended
	Dec. 23, 2019	Oct. 30, 2019	Sep. 20, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020
Related Party Transactions (Textual)
Aggregate Issued Shares subject to forfeiture					750,000	825,000
Sponsor for Aggregate Price					$ 300,000	$ 300,000
Aggregate Founder shares subject to forfeiture					750,000	750,000
Repayment of promissory note	$ 273,436
Sponsor total amount					$ 10,000	$ 10,000
Business combination working capital loans					$ 1,500,000
Business combination entity price					$ 10.00	$ 10.00
Accrued expenses				$ 233,063	$ 83,405	$ 233,063
Administrative fees				30,000	5,000	60,000
Administrative Service [Member]
Related Party Transactions (Textual)
Accrued expenses				$ 65,000	$ 5,000	$ 65,000
Over-Allotment Option [Member]
Related Party Transactions (Textual)
Aggregate Founder shares subject to forfeiture					75,000	75,000
Initial Public Offering (Member)
Related Party Transactions (Textual)
Founder Shares Description		The Sponsor purchased 5,750,000 shares (the "Founder Shares") of the Company's Class B common stock for an aggregate price of $25,000. On December 12, 2019, the Company effected a 1.1 for 1 stock dividend for each Founder Share outstanding, resulting in the Sponsor holding an aggregate of 6,325,000 Founder Shares. The Founder Shares will automatically convert into Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7.
Initial stockholders own converted percentage		20.00%
Description of related party transaction		The Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination
Sponsor [Member]
Related Party Transactions (Textual)
Cover expenses related to promisory note			$ 300,000
Repayment of promissory note			$ 273,436